FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22877

Nuveen All Cap Energy MLP Opportunities Fund

(Exact name of registrant as specified in charter)

333 West Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip Code)

Cedric H. Antosiewicz – Chief Administrative Officer

(Name and address of agent for service)

Registrant’s telephone number, including area code: 312-917-7700

Date of fiscal year-end: November 30

Date of reporting period: June 30, 2020

Item 1. Proxy Voting Record

FORM N-PX

ICA File Number:  811-22877

Registrant Name:  Nuveen All Cap Energy MLP Opportunities Fund

Reporting Period:  07/01/2019 - 06/30/2020

Nuveen All Cap Energy MLP Opportunities Fund

ANDEAVOR LOGISTICS LP Meeting Date: JUL 29, 2019 Record Date: JUN 28, 2019 Meeting Type: CONSENT
Ticker: ANDX Security ID: 03350F106
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Approve Merger Agreement	Management	FOR	FOR
2	14A Executive Compensation	Management	FOR	FOR

KNOT OFFSHORES PARTNERS LP Meeting Date: SEP 25, 2019 Record Date: JUL 26, 2019 Meeting Type: ANNUAL
Ticker: KNOP Security ID: Y48125101
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1	Election of Directors (Majority Voting) Andrew Beveridge	Management	FOR	FOR
2	Miscellaneous Corporate Actions	Management	NONE	AGAINST

END NPX REPORT

SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Nuveen All Cap Energy MLP Opportunities Fund

By	/s/ Cedric H. Antosiewicz
Cedric H. Antosiewicz – Chief Administrative Officer

Date

August 24, 2020